Investment Property (Detail 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [abstract]
Rental income	$ 1,510	$ 1,511	$ 1,474
Direct operating expenses (including repairs and maintenance) arising from investment property that generated rental income during the year	$ 256	$ 226	$ 279